Long-Term Debt - Loans And Credit Facilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument
Total	$ 335,000	$ 214,085
Less current portion	20,000	0
Long-term portion	315,000	214,085
Credit Suisse AG | Pegasus-Lance-Seacrown
Debt Instrument
Long-term debt	0	214,085
Credit Suisse AG | Pegasus-Lance-Seacrown-Fareastern
Debt Instrument
Long-term debt	$ 335,000	$ 0